Interest Expense and Finance Cost (Tables)	12 Months Ended
Dec. 31, 2021
Interest Expense And Finance Cost
Interest Expense and Finance Cost (Table)

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Interest expense	$136,055	$128,696	$125,496
Amortization and write-off of deferred financing costs	8,870	7,863	7,746
Other	84	—	237
Interest expense and financing cost	$145,009	$136,559	$133,479